Investment Income (Tables)	6 Months Ended
Jun. 30, 2026
Other Income and Expenses [Abstract]
Schedule of investment income
Investment income consists of the following:

	For the six months ended
	2025	2026	2026
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Investment gain (losses), net
Option premium income	-	8,139,300	1,037,911
Realized gain on disposal of digital assets	-	214,867	27,400
Investment income from stable coins and digital assets	-	5,188,573	661,639
Change in fair value of derivative liabilities	-	2,158,422	275,239
Change in fair value of stable coins, digital assets and digital assets – restricted	-	(2,124,820,727)	(270,953,931)
Change in fair value of marketable securities	-	1,616,700	206,159
Others	-	(92,802)	(11,834)
Total investment gain (losses), net	-	(2,107,595,667)	(268,757,417)